Employee benefit plans - Defined benefit pension plans (Details)	3 Months Ended
Mar. 31, 2019 EUR (€)
Defined benefit pension plans
Company contribution to plan	€ 294,218.926367134
Expected funding for next fiscal year	€ 812,145.114576346